Related Party Transactions - Directors and Senior Mangers (Details)	Dec. 31, 2020 USD ($) shares
Ms Dapne Zohar | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	59,443
Number of Options held	1,339,114
Ownership Interest	5.10%
Dame Marjorie Scardino
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	0
Ownership Interest	0.00%
Kiran Mazumdar-Shaw
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	0
Ownership Interest	0.00%
Dr Robert Langer [Member] | Entrega [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	332,500
Ownership Interest	4.24%
Dr Robert Langer [Member] | Alivio [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	1,575,000
Ownership Interest	6.14%
Dr Raju Kucherlapati | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	20,000
Ownership Interest	0.10%
Dr Raju Kucherlapati | Enlight [Member] | Class B Common [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	30,000
Ownership Interest	3.00%
Dr John LaMattina | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	51,070
Number of Options held	0
Ownership Interest	0.20%
Dr John LaMattina | Gelesis [Member] | Series A-1 Preferred [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	49,253
Number of Options held	0
Ownership Interest	0.20%
Dr John LaMattina | Gelesis [Member] | Common Shares, value realised assigned to PureTech Health, LLC [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	83,050
Ownership Interest	0.30%
Dr John LaMattina | Akili [Member] | Series A-2 Preferred [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	37,372
Number of Options held	0
Ownership Interest	0.15%
Dr John LaMattina | Akili [Member] | Series C Preferred [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	11,755
Number of Options held	0
Ownership Interest	0.05%
Dr John LaMattina | Vedanta [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	25,000
Ownership Interest	0.22%
Mr Christopher Viehbacher
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	0
Ownership Interest	0.00%
Mr Stephen Muniz | Gelesis [Member] | Common Shares, value realised assigned to PureTech Health, LLC [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	20,000
Ownership Interest	0.10%
Dr Bharatt Chowrira | Karuna [Member] | Common Shares, value realised assigned to PureTech Health, LLC [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	10,000
Number of Options held	0
Ownership Interest	0.04%
Dr Eric Elenko
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	0
Ownership Interest	0.00%
Dr Joep Muijrers
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	0
Ownership Interest	0.00%
Dr George Farmer
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	0
Ownership Interest	0.00%
Dr Joseph Bolen | Vor [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	125,000
Ownership Interest	0.04%
Dr John LaMattina and Ms Mary LaMattina | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of Options held	50,540
Dr John LaMattina and Ms Mary LaMattina | Gelesis [Member] | Series A-1 Preferred [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number of Options held	49,524
Dr John LaMattina (individually) | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	530
Dr John LaMattina (individually) | Gelesis [Member] | Convertible Notes [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Aggregate principal amount | $	$ 50,000